Schedule I - Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	89,900,453	82,737,008
Common stock, shares outstanding		82,737,008
Treasury stock, shares	1,500,000	0
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	89,900,453	82,737,008
Common stock, shares outstanding		82,737,008
Treasury stock, shares	1,500,000